Note 4 - Acquisition of Primero Mining Corp. - Consideration and Purchase Price Allocation (Details) (Parentheticals)			1 Months Ended
	May 10, 2018 USD ($)	May 10, 2018 CAD ($)	May 31, 2018 USD ($)	May 31, 2018 CAD ($)
Statement Line Items [Line Items]
Weighted average share price			$ 6.84	$ 8.80
Primero Mining Corp. [member] | Primero shareholders [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable	6,418,594	6,418,594
Weighted average share price	$ 6.84	$ 8.80
Primero Mining Corp. [member] | Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
Number of instruments or interests issued or issuable	20,914,590	20,914,590
Weighted average share price	$ 6.84	$ 8.80